UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________________ to ________________

Date of Report (Date of earliest event reported) ________________

Commission File Number of securitizer: ________________

Central Index Key Number of securitizer: ________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001742262

Regional Management Issuance Trust 2026-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0002159934

Central Index Key Number of underwriter (if applicable): Not applicable

Catherine Atwood, General Counsel, (864) 448-7000

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

EXHIBIT INDEX

Exhibit 99.1	Independent Accountant’s Report on Applying Agreed-Upon Procedures, dated November 5, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

REGIONAL MANAGEMENT RECEIVABLES III, LLC
(Depositor)

By:	/s/ Harpreet Rana
Name: Harpreet Rana
Title: Executive Vice President and Chief Financial and Administrative Officer

Date: November 6, 2026